UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Barclays Bank Plc
           ----------------------------------------
Address:   12 East 49th Street
           New York, NY 10017
           ----------------------------------------

Form  13F  File  Number:  28-28-5494
                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ David S. Jones
        -------------------------
Title:  Vice President
        -------------------------
Phone:  212-415-5960
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ David S. Jones                    New York, NY                    2/11/2002
------------------                    ------------                    ---------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           36
                                              -----------

Form  13F  Information  Table  Value  Total:  $   187,267
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
AIR PRODS & CHEMS INC          COM              009158106     3234   68945 SH  SOLE 68945               0      0    0
ALCOA INC                      COM              013817101     3453   97140 SH  SOLE 97140               0      0    0
AMERICAN HOME PRODS CORP       COM              026609107     3876   63175 SH  SOLE 63175               0      0    0
AMERICAN INTL GROUP INC        COM              026874107     7123   89722 SH  SOLE 89722               0      0    0
AMGEN INC                      COM              031162100     3005   53250 SH  SOLE 53250               0      0    0
AOL TIME WARNER INC            COM              00184A105     5146  160340 SH  SOLE 160340              0      0    0
APPLIED MATLS INC              COM              038222105     5993  149465 SH  SOLE 149465              0      0    0
BANK OF AMERICA CORPORATION    COM              060505104     5876   93355 SH  SOLE 93355               0      0    0
BAXTER INTL INC                COM              071813109     5982  111550 SH  SOLE 111550              0      0    0
CHEVRONTEXACO CORP             COM              166764100     6196   69150 SH  SOLE 69150               0      0    0
CISCO SYS INC                  COM              17275R102     4711  260140 SH  SOLE 260140              0      0    0
CITIGROUP INC                  COM              172967101     9251  183274 SH  SOLE 183274              0      0    0
DUKE ENERGY CORP               COM              264399106     3280   83550 SH  SOLE 83550               0      0    0
EXXON MOBIL CORP               COM              30231G102     7391  188074 SH  SOLE 188074              0      0    0
FLEXTRONICS INTL LTD           ORD              Y2573F102      659   27500 SH  SOLE 27500               0      0    0
GENERAL ELEC CO                COM              369604103     7848  195820 SH  SOLE 195820              0      0    0
HOME DEPOT INC                 COM              437076102     6401  125490 SH  SOLE 125490              0      0    0
INTERNATIONAL BUSINESS MACHS   COM              459200101     9575   79162 SH  SOLE 79162               0      0    0
J P MORGAN CHASE & CO          COM              46625H100     4609  126820 SH  SOLE 126820              0      0    0
JOHNSON & JOHNSON              COM              478160104     4710   79710 SH  SOLE 79710               0      0    0
KIMBERLY CLARK CORP            COM              494368103     3481   58215 SH  SOLE 58215               0      0    0
MCGRAW HILL COS INC            COM              580645109      250    4100 SH  SOLE 4100                0      0    0
MICROSOFT CORP                 COM              594918104     8548  129035 SH  SOLE 129035              0      0    0
MINNESOTA MNG & MFG CO         COM              604059105     4633   39200 SH  SOLE 39200               0      0    0
PEPSICO INC                    COM              713448108     5028  103275 SH  SOLE 103275              0      0    0
PFIZER INC                     COM              717081103     6298  158050 SH  SOLE 158050              0      0    0
PHILIP MORRIS COS INC          COM              718154107     4068   88727 SH  SOLE 88727               0      0    0
PROCTER & GAMBLE CO            COM              742718109     3463   43770 SH  SOLE 43770               0      0    0
SBC COMMUNICATIONS INC         COM              78387G103     5665  144650 SH  SOLE 144650              0      0    0
SPDR TR                        UNIT SER 1       78462F103     7627   66734 SH  SOLE 66734               0      0    0
TARGET CORP                    COM              87612E106     5242  127700 SH  SOLE 127700              0      0    0
TYCO INTL LTD NEW              COM              902124106     5608   95220 SH  SOLE 95220               0      0    0
VERIZON COMMUNICATIONS         COM              92343V104     4980  104945 SH  SOLE 104945              0      0    0
VIACOM INC                     CL B             925524308     3547   80350 SH  SOLE 80350               0      0    0
WAL MART STORES INC            COM              931142103     5080   88275 SH  SOLE 88275               0      0    0
WELLS FARGO & CO NEW           COM              949746101     5412  124520 SH  SOLE 124520              0      0    0